Net Loss Per Share - Summary of the excluded potential common stock (Details) - GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	179,941,549	173,735,387
Redeemable convertible preferred
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	141,430,910	141,405,233
Convertible debt with accrued interest
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	10,042,251	9,583,023
Unvested restricted stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,356	37,465
Options to purchase common stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	27,195,835	22,538,570
Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	311,563	40,000
Preferred Stock Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	954,634	131,096